Financial Risk Management (Details) - Schedule of consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Statement Of Financial Position Abstract
Cash and cash equivalents	$ 58,280	$ 119,627
Trade accounts receivable, net	124,593	92,016
Accounts receivable from related parties	276,048	219,209
Other accounts receivable	75,536	87,742
Total assets	534,457	518,594
Borrowings	(215,076)	(101,975)
Bonds	(5,569)	(95,022)
Trade accounts payable	(119,104)	(123,128)
Accounts payable to related parties	(133,745)	(81,799)
Other accounts payable	(88,012)	(60,821)
Other provisions	(42,241)	(29,641)
Total liabilities	$ (603,747)	$ (492,386)